	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2024

SHARES OR PRINCIPAL AMOUNT

		VALUE
COMMON STOCKS -- 97.90%
	Communication Services - Media & Entertainment -- 6.57%
1,115,675	Alphabet Inc. Class C	$ 212,469,147
552,623	Trade Desk, Inc. Class A*	64,949,781
		277,418,928

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 10.33%
829,545	Amazon.com, Inc.*	181,993,878
218,308	Home Depot, Inc.	84,919,629
76,109	O'Reilly Automotive, Inc.*	90,250,052
657,130	TJX Companies Inc	79,387,875
		436,551,434

	Consumer Discretionary - Consumer Services -- 3.95%
1,076,335	Chipotle Mexican Grill, Inc.*	64,903,001
178,045	McDonald's Corporation	51,613,465
554,560	Starbucks Corporation	50,603,600
		167,120,066

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.28%
105,000	Costco Wholesale Corporation	96,208,350

	Consumer Staples - Food, Beverage & Tobacco -- 1.79%
195,000	Constellation Brands, Inc. Class A	43,095,000
545,040	Mondelez International, Inc. Class A	32,555,239
		75,650,239

	Consumer Staples - Household & Personal Products -- 1.32%
2,611,142	Kenvue Inc.	55,747,882

	Energy - Energy -- 1.26%
1,700,000	Enterprise Products Partners L.P.	53,312,000

	Financials - Banks -- 1.23%
216,715	JPMorgan Chase & Co.	51,948,753

	Financials - Financial Services -- 9.84%
491,620	Fiserv, Inc.*	100,988,580
395,000	Intercontinental Exchange, Inc.	58,858,950
171,510	Mastercard Incorporated Class A	90,312,021
164,740	S&P Global, Inc.	82,045,462
265,030	Visa Inc. Class A	83,760,081
		415,965,094

	Financials - Insurance -- 1.93%
227,270	Aon Plc Class A	81,626,293

	Health Care - Health Care Equipment & Services -- 6.63%
605,000	Alcon AG	51,358,450
708,956	Boston Scientific Corporation*	63,323,950
183,615	Laboratory Corporation of America Holdings	42,106,592
163,895	Stryker Corporation	59,010,395
126,970	UnitedHealth Group Incorporated	64,229,044
		280,028,431

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 7.22%
1,002,813	AstraZeneca PLC	65,704,308
72,259	Eli Lilly & Company	55,783,948
596,467	Merck & Co., Inc.	59,336,537
1,128,695	Sanofi Sponsored ADR	54,436,960
134,363	Thermo Fisher Scientific Inc.	69,899,663
		305,161,416

	Industrials - Capital Goods -- 5.03%
1,005,000	Fastenal Company	72,269,550
650,000	Fortive Corp.	48,750,000
235,705	Honeywell International Inc.	53,243,402
151,040	Illinois Tool Works Inc.	38,297,702
		212,560,654

	Industrials - Commercial & Professional Services -- 3.51%
269,375	Cintas Corporation	49,214,813
930,218	Copart, Inc.*	53,385,211
266,240	Waste Connections, Inc.	45,681,459
		148,281,483

	Information Technology - Semiconductors & Semiconductor Equipment -- 7.45%
409,549	Advanced Micro Devices, Inc.*	49,469,424
50,895	KLA Corporation	32,069,957
440,450	Lam Research Corporation	31,813,704
730,972	NVIDIA Corporation	98,162,230
461,597	Skyworks Solutions, Inc.	40,934,422
332,671	Texas Instruments Incorporated	62,379,139
		314,828,876

	Information Technology - Software & Services -- 21.31%
184,023	Accenture plc	64,737,451
166,972	Adobe Incorporated*	74,249,109
192,570	Atlassian Corp Class A*	46,867,687
158,260	Cadence Design Systems, Inc.*	47,550,800
456,475	Microsoft Corporation	192,404,212
165,866	MongoDB, Inc.*	38,615,263
222,630	Palo Alto Networks, Inc.*	40,509,755
80,000	Roper Technologies, Inc.	41,588,000
283,220	Salesforce, Inc.	94,688,943
89,140	ServiceNow, Inc.*	94,499,097
292,402	Snowflake Inc.*	45,149,793
97,030	Synopsys, Inc.*	47,094,481
280,695	Workday, Inc. Class A*	72,427,731
		900,382,322

	Information Technology - Technology Hardware & Equipment -- 3.46%
583,760	Apple Inc.	146,185,179

	Materials - Materials -- 2.79%
202,240	Sherwin-Williams Company	68,747,443
190,310	Vulcan Materials Company	48,953,441
		117,700,884

	TOTAL COMMON STOCKS
	(cost $1,825,303,912)	4,136,678,284

SHORT-TERM INVESTMENTS -- 2.12%
	Money Market Deposit Account – 0.82%
$34,565,523	U.S. Bank Money Market, 4.20%	34,565,523

	Money Market Fund – 1.30%
55,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 4.419%	55,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $89,565,523)	89,565,523

	TOTAL INVESTMENTS
	(cost $1,914,869,435) - 100.02%	4,226,243,807

	LIABILITIES, NET OF OTHER ASSETS - (0.02)%	(883,981)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$4,225,359,826

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

                Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$4,136,678,284
Money Market Deposit Account	34,565,523
Money Market Fund	55,000,000
Level 2
None	—
Level 3
None	—
Total	$4,226,243,807

(1) See Schedule above for further detail by industry.